Cohen & Steers Infrastructure Opportunities Active ETF Investment Objectives and Goals - Cohen & Steers Infrastructure Opportunities Active ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	COHEN & STEERS INFRASTRUCTURE OPPORTUNITIES ACTIVE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Cohen & Steers Infrastructure Opportunities Active ETF (the “Fund”) is to seek total return.